DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Depreciation and amortisation expense [abstract]
Depreciation	$ 117,945	$ 125,797
Depreciation of right-of-use assets (note 9)	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,059	4,940
Amortization of intangible assets, excluding software (note 10)	17,289	22,864
Amortization of software (note 10)	5,206	4,475
Depreciation and amortization included in net earnings	$ 156,794	$ 158,076